Annual Fund Operating Expenses - DWS Government Money Market Series - Institutional Shares	May 01, 2021
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	0.25%	[1]
Fee waiver/expense reimbursement	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.14%

[1]	The table and Example below reflect the expenses of both the fund and the Portfolio.